Accrued Expenses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Payables And Accruals [Line Items]
Schedule Of Accrued Expenses
Accrued expenses as of March 31, 2022 and December 31, 2021, consist of the following (in thousands):

	March 31, 2022	December 31, 2021
Compensation	$32,666	$49,510
Professional services	3,396	2,371
Software license agreement	3,270	3,265
Sales tax	2,949	2,296
Royalties and licenses	2,822	2,640
Employee insurance benefits	2,136	2,443
Other	3,018	4,166

Total	$50,257	$66,691

	December 31,
	2021	2020
Compensation	$49,510	$37,696
Software license agreements	3,265	1,430
Royalties and licenses	2,640	2,301
Employee insurance benefits	2,443	1,979
Professional services	2,371	2,753
Sales tax	2,296	2,294
Other	4,166	4,534

Total	$66,691	$52,987